OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

February 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Rochester Intermediate Term Municipal Fund

Reg. No. 333- 147208; File No. 811-22142

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2016.

Sincerely,

                                                 /s/ Carolyn Liu-Hartman

                                                     Carolyn Liu-Hartman

                                                                                        Vice President and Assistant Counsel

                                                                               (212) 323-5905

                                                                               cliuhartman@ofiglobal.com

cc:	Edward Gizzi, Esq.
Gloria LaFond